Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of cash and cash equivalents
Cash at bank	$ 80,928		$ 80,928		$ 50,005
Deposits at call	420		420		421
Cash and cash equivalents	81,348	$ 77,022	81,348	$ 77,022	$ 50,426	$ 37,763
Loss for the period	$ (24,584)	$ (24,604)	(30,067)	(44,103)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			1,715	1,098
Foreign exchange (gains)/losses			(375)	(179)
Finance costs			4,343	3,333
Remeasurement of borrowing arrangements			(779)	752
Remeasurement of contingent consideration			882	634
Equity settled share-based payment			2,447	2,026
Deferred tax benefit			(4,202)	(3,575)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables			(620)	5,185
(Increase)/decrease in prepayments			(778)	(3,553)
Decrease/(increase) in tax assets			1,499	1,654
Increase/(decrease) in trade creditors and accruals			5,910	8,474
Increase/(decrease) in provisions			637	739
Increase/(decrease) in deferred consideration			2,500	10,000
Net cash (outflows) in operating activities			$ (16,888)	$ (17,515)